Advances for Vessel Acquisition - Schedule of Account in Accompanying Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances For Vessel Acquisition [Abstract]
Beginning balance	$ 13,728	$ 6,805	$ 15,571
Pre-delivery installments and other vessel equipment	18,743	6,440	28,580
Supervision fees - related parties (Note 3)	10	255	181
Capitalised interest (Note 13)	13	228	306
Purchase commission – related parties (Note 3)			322
Transferred to vessel cost (Note 6)	$ (32,494)		(38,155)
Total		$ 13,728	$ 6,805